UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $967.70 $0.00 $1,025.14 $0.00 0.00%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,047.90 $0.00 $1,025.14 $0.00 0.00%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,087.80 $0.00 $1,025.14 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.77 $9.23 $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.36 0.35 0.28 0.33
Net realized and unrealized gains (losses) ........... (0.42) 0.55 (2.58) 1.34 0.45
Total from investment operations .................... (0.33) 0.91 (2.23) 1.62 0.78
Less distributions from:
Net investment income .......................... (0.24) (0.37) (0.37) (0.36) (0.21)
Net realized gains ............................. — — — — (—)
d
Total distributions ............................... (0.24) (0.37) (0.37) (0.36) (0.21)
Net asset value, end of period ...................... $9.20 $9.77 $9.23 $11.83 $10.57
Total return
e
................................... (3.23)% 10.24% (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.18% 0.15% 0.17% 0.14% 0.17%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... —% —% —%
g
—%
g
—%
Net investment income ........................... 1.99% 3.92% 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of period (000’s) .................... $134,268 $126,226 $109,129 $116,643 $138,590
Portfolio turnover rate ............................ 33.10% 108.11% 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2024
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 0.3%
a
Hanwha Aerospace Co. Ltd. ............................. South Korea 3,504 $ 361,874
Air Freight & Logistics 0.2%
a,b,c
JD Logistics, Inc., 144A, Reg S ........................... China 254,200 221,961
Automobile Components 0.8%
a
Hankook Tire & Technology Co. Ltd. ....................... South Korea 9,636 368,814
Hyundai Mobis Co. Ltd. ................................. South Korea 3,535 554,130
Tube Investments of India Ltd. ............................ India 3,842 180,512
1,103,456
Automobiles 2.6%
Brilliance China Automotive Holdings Ltd. ................... China 586,000 312,426
BYD Co. Ltd., A ....................................... China 20,500 489,650
BYD Co. Ltd., H ...................................... China 44,000 985,168
a,c
Li Auto, Inc., A ........................................ China 93,900 1,297,973
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 252,000 345,517
3,430,734
Banks 14.8%
Akbank TAS ......................................... Türkiye 514,484 669,699
Axis Bank Ltd. ........................................ India 34,824 447,542
Banco de Chile ....................................... Chile 1,848,968 206,952
b
Banco del Bajio SA, 144A, Reg S ......................... Mexico 142,023 540,413
Bancolombia SA ...................................... Colombia 19,273 162,144
Bank Central Asia Tbk. PT .............................. Indonesia 2,026,800 1,226,267
Bank of Beijing Co. Ltd., A ............................... China 241,195 171,560
Bank of Shanghai Co. Ltd., A ............................. China 161,100 143,858
Bank Polska Kasa Opieki SA ............................. Poland 22,228 855,174
BDO Unibank, Inc. .................................... Philippines 136,432 351,091
China Minsheng Banking Corp. Ltd., A ...................... China 403,400 222,391
China Minsheng Banking Corp. Ltd., H ..................... China 1,171,000 389,468
Commercial International Bank - Egypt (CIB) ................. Egypt 501,767 1,428,487
Emirates NBD Bank PJSC .............................. United Arab
Emirates 50,712 244,372
a
Eurobank Ergasias Services and Holdings SA ................ Greece 132,898 256,678
Haci Omer Sabanci Holding A/S .......................... Türkiye 194,870 465,723
Hana Financial Group, Inc. .............................. South Korea 48,009 1,716,699
ICICI Bank Ltd. ....................................... India 112,001 1,386,525
KB Financial Group, Inc. ................................ South Korea 39,429 1,673,296
Nedbank Group Ltd. ................................... South Africa 60,271 700,197
OTP Bank Nyrt. ....................................... Hungary 33,734 1,562,947
Santander Bank Polska SA .............................. Poland 6,955 842,525
Shinhan Financial Group Co. Ltd. ......................... South Korea 55,501 1,700,574
Standard Bank Group Ltd. ............................... South Africa 94,413 1,007,278
Woori Financial Group, Inc. .............................. South Korea 106,858 1,107,954
Yapi ve Kredi Bankasi A/S ............................... Türkiye 553,555 397,585
19,877,399
Beverages 1.5%
Arca Continental SAB de CV ............................. Mexico 89,700 1,019,367
Fomento Economico Mexicano SAB de CV .................. Mexico 12,100 164,135
b
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 26,400 143,277
United Spirits Ltd. ..................................... India 51,237 671,534
1,998,313
Biotechnology 0.8%
b
3SBio, Inc., 144A, Reg S ................................ China 350,000 263,742
a,b
Akeso, Inc., 144A, Reg S ............................... China 88,000 446,839

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
Celltrion, Inc. ......................................... South Korea 2,634 $ 353,462
1,064,043
Broadline Retail 4.4%
c
Alibaba Group Holding Ltd. .............................. China 282,600 2,534,633
momo.com, Inc. ...................................... Taiwan 17,500 242,999
a,c
PDD Holdings, Inc., ADR ................................ China 10,800 1,370,196
a,c
Vipshop Holdings Ltd., ADR ............................. China 71,263 1,132,369
Woolworths Holdings Ltd. ............................... South Africa 183,055 678,275
5,958,472
Capital Markets 1.3%
East Money Information Co. Ltd., A ........................ China 153,600 267,739
b
HDFC Asset Management Co. Ltd., 144A, Reg S ............. India 16,010 690,295
Huatai Securities Co. Ltd., A ............................. China 84,200 161,683
a
Korea Investment Holdings Co. Ltd. ....................... South Korea 8,612 395,435
Samsung Securities Co. Ltd. ............................. South Korea 10,245 287,971
1,803,123
Chemicals 3.1%
Asian Paints Ltd. ...................................... India 29,985 1,064,635
Berger Paints India Ltd. ................................. India 54,930 373,661
a
Kumho Petrochemical Co. Ltd. ........................... South Korea 1,657 154,514
Orbia Advance Corp. SAB de CV ......................... Mexico 104,900 209,209
a,b,d,e
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 13,221 537,023
Pidilite Industries Ltd. .................................. India 5,835 177,765
Sahara International Petrochemical Co. ..................... Saudi Arabia 65,329 546,999
Saudi Aramco Base Oil Co. .............................. Saudi Arabia 3,243 125,921
Supreme Industries Ltd. ................................ India 12,895 641,270
Wanhua Chemical Group Co. Ltd., A ....................... China 34,900 340,650
4,171,647
Communications Equipment 0.2%
BYD Electronic International Co. Ltd. ....................... China 31,500 107,907
ZTE Corp., A ......................................... China 46,900 143,685
251,592
Construction & Engineering 0.6%
Larsen & Toubro Ltd. ................................... India 20,588 861,535
Construction Materials 0.8%
a
Cemex SAB de CV .................................... Mexico 940,500 781,544
Shree Cement Ltd. .................................... India 1,016 349,032
1,130,576
Consumer Finance 0.5%
Krungthai Card PCL ................................... Thailand 100,600 123,601
Muangthai Capital PCL ................................. Thailand 138,600 165,161
Muthoot Finance Ltd. .................................. India 22,665 380,690
669,452
Consumer Staples Distribution & Retail 1.7%
Bid Corp. Ltd. ........................................ South Africa 19,623 475,990
Nahdi Medical Co. ..................................... Saudi Arabia 6,586 246,969
President Chain Store Corp. ............................. Taiwan 21,000 177,118
Raia Drogasil SA ...................................... Brazil 39,800 203,258
Sumber Alfaria Trijaya Tbk. PT ........................... Indonesia 3,065,800 514,546

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Wal-Mart de Mexico SAB de CV .......................... Mexico 144,200 $ 595,874
2,213,755
Containers & Packaging 0.1%
Klabin SA ........................................... Brazil 28,900 124,199
Diversified Consumer Services 0.1%
a,b,c
East Buy Holding Ltd., 144A, Reg S ....................... China 63,000 185,098
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 92,200 156,770
Diversified Telecommunication Services 1.0%
b
China Tower Corp. Ltd., H, 144A, Reg S .................... China 6,706,000 745,985
LG Uplus Corp. ....................................... South Korea 40,134 307,281
Telekom Malaysia Bhd. ................................. Malaysia 224,700 280,825
1,334,091
Electric Utilities 0.6%
Enel Chile SA ........................................ Chile 5,400,622 324,630
d,e
Inter RAO UES PJSC .................................. Russia 8,656,700 —
a
Public Power Corp. SA ................................. Greece 39,488 522,568
847,198
Electrical Equipment 1.9%
ABB India Ltd. ........................................ India 5,466 307,711
CG Power & Industrial Solutions Ltd. ....................... India 114,754 647,102
Havells India Ltd. ..................................... India 37,507 584,139
NARI Technology Co. Ltd., A ............................. China 39,760 116,487
Polycab India Ltd. ..................................... India 9,591 501,101
Voltronic Power Technology Corp. ......................... Taiwan 10,000 427,772
2,584,312
Electronic Equipment, Instruments & Components 2.5%
Delta Electronics, Inc. .................................. Taiwan 46,000 411,774
Foxconn Industrial Internet Co. Ltd., A ...................... China 116,400 215,790
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 150,000 490,848
Largan Precision Co. Ltd. ............................... Taiwan 13,000 1,031,047
WPG Holdings Ltd. .................................... Taiwan 308,000 857,730
Zhen Ding Technology Holding Ltd. ........................ Taiwan 124,000 399,333
3,406,522
Entertainment 1.4%
c
NetEase, Inc. ........................................ China 99,300 1,930,204
Financial Services 1.6%
Bajaj Holdings & Investment Ltd. .......................... India 1,730 174,158
a
Jio Financial Services Ltd. ............................... India 41,765 124,642
Power Finance Corp. Ltd. ............................... India 247,594 1,321,462
Yuanta Financial Holding Co. Ltd. ......................... Taiwan 607,000 523,467
2,143,729
Food Products 1.9%
Almarai Co. JSC ...................................... Saudi Arabia 9,347 142,320
Britannia Industries Ltd. ................................. India 19,377 1,211,410
Nestle India Ltd. ...................................... India 12,399 373,842
Nestle Malaysia Bhd. .................................. Malaysia 12,700 320,856
Orion Corp. .......................................... South Korea 4,388 303,499
QL Resources Bhd. .................................... Malaysia 142,400 175,517
2,527,444

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................... China 30,700 $ 228,526
Kunlun Energy Co. Ltd. ................................. China 168,000 150,511
379,037
Ground Transportation 0.2%
Container Corp. of India Ltd. ............................. India 20,834 222,285
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 140,400 89,973
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 3,500 131,246
221,219
Health Care Providers & Services 1.0%
Bumrungrad Hospital PCL ............................... Thailand 59,300 399,822
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 8,599 664,721
Sinopharm Group Co. Ltd., H ............................ China 130,400 342,885
1,407,428
Hotels, Restaurants & Leisure 2.3%
Americana Restaurants International plc .................... United Arab
Emirates 476,826 403,727
Genting Bhd. ......................................... Malaysia 129,400 128,910
Indian Hotels Co. Ltd., A ................................ India 131,270 778,057
a,b,c
Meituan Dianping, B, 144A, Reg S ........................ China 80,410 646,756
OPAP SA ........................................... Greece 11,560 200,155
Yum China Holdings, Inc. ............................... China 18,274 632,098
a
Zomato Ltd. ......................................... India 138,179 232,055
3,021,758
Household Durables 0.4%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 30,600 150,743
Haier Smart Home Co. Ltd., A ............................ China 58,700 183,167
LG Electronics, Inc. .................................... South Korea 2,551 177,818
511,728
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 67,200 153,235
Independent Power and Renewable Electricity Producers 0.9%
a
Adani Power Ltd. ..................................... India 93,158 632,127
Engie Brasil Energia SA ................................ Brazil 39,100 320,282
NTPC Ltd. ........................................... India 59,757 228,686
1,181,095
Industrial Conglomerates 1.1%
Bidvest Group Ltd. (The) ................................ South Africa 51,856 683,675
KOC Holding A/S ..................................... Türkiye 142,734 753,831
1,437,506
Insurance 2.9%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 4,143 228,111
Co. for Cooperative Insurance (The) ....................... Saudi Arabia 13,856 452,704
a
DB Insurance Co. Ltd. .................................. South Korea 8,713 574,767
OUTsurance Group Ltd. ................................ South Africa 160,133 357,955
Ping An Insurance Group Co. of China Ltd., H ................ China 236,500 994,138
a
Samsung Fire & Marine Insurance Co. Ltd. .................. South Korea 2,318 458,690
Samsung Life Insurance Co. Ltd. .......................... South Korea 15,589 810,101
3,876,466

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 4.6%
c
Autohome, Inc., ADR ................................... China 12,700 $ 320,040
a,c
Baidu, Inc., A ......................................... China 39,600 512,710
c
JOYY, Inc., ADR ...................................... China 8,600 263,676
a,b,c
Kuaishou Technology, 144A, Reg S ........................ China 156,400 788,309
c
Tencent Holdings Ltd. .................................. China 122,100 4,238,252
6,122,987
IT Services 2.9%
a
Chinasoft International Ltd. .............................. China 588,000 335,075
Elm Co. ............................................ Saudi Arabia 3,544 850,715
HCL Technologies Ltd. ................................. India 12,193 231,145
Samsung SDS Co. Ltd. ................................. South Korea 3,105 353,107
Tata Consultancy Services Ltd. ........................... India 46,992 2,157,425
3,927,467
Life Sciences Tools & Services 0.5%
Divi's Laboratories Ltd. ................................. India 2,754 121,687
WuXi AppTec Co. Ltd., A ................................ China 24,700 187,739
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 56,240 389,124
698,550
Machinery 0.5%
Doosan Bobcat, Inc. ................................... South Korea 11,288 429,898
Sinotruk Hong Kong Ltd. ................................ China 132,500 300,933
730,831
Marine Transportation 0.3%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 71,000 340,670
Media 0.1%
Focus Media Information Technology Co. Ltd., A .............. China 158,100 124,742
Metals & Mining 3.4%
Cia Siderurgica Nacional SA ............................. Brazil 68,100 243,725
CMOC Group Ltd., H ................................... China 753,000 412,459
Gold Fields Ltd. ....................................... South Africa 44,923 662,876
Hindalco Industries Ltd. ................................. India 56,220 391,372
Kumba Iron Ore Ltd. ................................... South Africa 12,257 362,051
d,e
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
a,d,e
Novolipetsk Steel PJSC ................................ Russia 347,890 —
POSCO Holdings, Inc. ................................. South Korea 1,455 461,648
a,d,e
Severstal PAO ....................................... Russia 48,409 —
Southern Copper Corp. ................................. Mexico 3,833 314,689
Vale SA ............................................. Brazil 103,100 1,410,185
Vedanta Ltd. ......................................... India 74,743 246,663
4,505,668
Oil, Gas & Consumable Fuels 4.4%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 2,715,800 411,789
China Petroleum & Chemical Corp., A ...................... China 272,600 226,989
Inner Mongolia Yitai Coal Co. Ltd., B ....................... China 221,951 419,846
MOL Hungarian Oil & Gas plc ............................ Hungary 47,683 390,811
Motor Oil Hellas Corinth Refineries SA ..................... Greece 9,344 255,303
Petroleo Brasileiro SA .................................. Brazil 157,500 1,340,371
Petronas Dagangan Bhd. ............................... Malaysia 39,400 177,758
Reliance Industries Ltd. ................................. India 39,718 1,363,959
b
Saudi Arabian Oil Co., 144A, Reg S ....................... Saudi Arabia 13,573 110,567
Ultrapar Participacoes SA ............................... Brazil 138,100 785,280

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
United Tractors Tbk. PT ................................ Indonesia 293,900 $ 426,921
5,909,594
Paper & Forest Products 0.1%
Indah Kiat Pulp & Paper Tbk. PT .......................... Indonesia 370,200 183,383
Passenger Airlines 0.3%
a,b
InterGlobe Aviation Ltd., 144A, Reg S ...................... India 11,086 395,172
Personal Care Products 0.7%
Colgate-Palmolive India Ltd. ............................. India 27,002 835,876
Hindustan Unilever Ltd. ................................. India 5,450 162,891
998,767
Pharmaceuticals 1.6%
Aurobindo Pharma Ltd. ................................. India 22,659 313,720
China Medical System Holdings Ltd. ....................... China 240,000 342,968
CSPC Pharmaceutical Group Ltd. ......................... China 1,415,600 1,041,442
Dr Reddy's Laboratories Ltd. ............................. India 5,937 436,037
2,134,167
Real Estate Management & Development 1.1%
Emaar Properties PJSC ................................ United Arab
Emirates 505,588 1,022,193
b,c
Longfor Group Holdings Ltd., 144A, Reg S .................. China 372,000 412,476
1,434,669
Semiconductors & Semiconductor Equipment 10.4%
Alchip Technologies Ltd. ................................ Taiwan 4,000 496,326
a
Daqo New Energy Corp., ADR ........................... China 11,100 200,355
eMemory Technology, Inc. ............................... Taiwan 8,000 713,756
Global Unichip Corp. ................................... Taiwan 4,000 196,453
Novatek Microelectronics Corp. ........................... Taiwan 93,000 1,515,451
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 454,000 9,091,449
Tongwei Co. Ltd., A .................................... China 50,900 165,482
United Microelectronics Corp. ............................ Taiwan 978,000 1,523,902
13,903,174
Software 0.3%
Beijing Kingsoft Office Software, Inc., A ..................... China 6,393 190,374
Tata Elxsi Ltd. ........................................ India 1,706 156,086
346,460
Specialty Retail 1.5%
b
Pop Mart International Group Ltd., 144A, Reg S .............. China 91,600 205,425
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 355,000 230,104
Trent Ltd. ........................................... India 33,811 1,256,615
a
Vibra Energia SA ...................................... Brazil 64,600 309,699
2,001,843
Technology Hardware, Storage & Peripherals 5.9%
Inventec Corp. ....................................... Taiwan 481,000 845,073
Samsung Electronics Co. Ltd. ............................ South Korea 102,225 5,554,646
Shenzhen Transsion Holdings Co. Ltd., A ................... China 9,109 173,677
Wistron Corp. ........................................ Taiwan 382,000 1,399,095
7,972,491
Textiles, Apparel & Luxury Goods 1.0%
ANTA Sports Products Ltd. .............................. China 96,400 813,660

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Bosideng International Holdings Ltd. ....................... China 720,000 $ 325,481
Pou Chen Corp. ...................................... Taiwan 142,000 142,998
1,282,139
Tobacco 0.4%
ITC Ltd. ............................................ India 102,379 544,011
Transportation Infrastructure 0.6%
International Container Terminal Services, Inc. ................ Philippines 83,180 359,543
Malaysia Airports Holdings Bhd. .......................... Malaysia 176,400 286,843
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 18,880 185,800
832,186
Wireless Telecommunication Services 1.6%
Advanced Info Service PCL .............................. Thailand 194,800 1,197,272
Etihad Etisalat Co. .................................... Saudi Arabia 72,149 1,002,364
2,199,636
Total Common Stocks (Cost $123,472,879) .....................................
129,357,863
Preferred Stocks 3.0%
Banks 1.9%
f
Itau Unibanco Holding SA, 3.83% ......................... Brazil 157,400 1,041,496
f
Itausa SA, 5.61% ..................................... Brazil 764,566 1,543,331
2,584,827
Electric Utilities 0.4%
f
Cia Energetica de Minas Gerais, 11.21% .................... Brazil 229,800 534,375
Metals & Mining 0.7%
f
Gerdau SA, 7.6% ..................................... Brazil 227,395 965,763
Total Preferred Stocks (Cost $3,486,488) .......................................
4,084,965
Total Long Term Investments (Cost $126,959,367) ...............................
133,442,828
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.003% .... United States 1,582,496 1,582,496
Total Money Market Funds (Cost $1,582,496) ...................................
1,582,496
Total Short Term Investments (Cost $1,582,496 ) .................................
1,582,496
a
Total Investments (Cost $128,541,863) 100.6% ..................................
$135,025,324
Other Assets, less Liabilities (0.6)% ...........................................
(757,252)
Net Assets 100.0% ...........................................................
$134,268,072
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 44 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $6,761,060, representing 5.0% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
January 31, 2024, the aggregate value of these securities was $15,854,653, representing 11.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.33 $10.18 $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.11 0.37 0.34 0.35 0.25
Net realized and unrealized gains (losses) ........... 0.40 1.16 (2.26) 2.80 0.30
Total from investment operations .................... 0.51 1.53 (1.92) 3.15 0.55
Less distributions from:
Net investment income .......................... (0.21) (0.38) (0.42) (0.37) (0.24)
Net realized gains ............................. — — (0.57) — —
Total distributions ............................... (0.21) (0.38) (0.99) (0.37) (0.24)
Net asset value, end of period ...................... $11.63 $11.33 $10.18 $13.09 $10.31
Total return
d
................................... 4.79% 15.44% (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.03% 0.03% 0.04% 0.04% 0.08%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... —% —%
f
—% —%
f
—%
Net investment income ........................... 2.05% 3.62% 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of period (000’s) .................... $906,226 $944,165 $800,757 $360,375 $281,150
Portfolio turnover rate ............................ 38.95% 101.79% 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2024
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 711,645 $ 10,601,836
Dassault Aviation SA ................................... France 11,205 2,122,518
12,724,354
Air Freight & Logistics 0.5%
DSV A/S ............................................ Denmark 10,438 1,867,610
Nippon Express Holdings, Inc. ............................ Japan 38,200 2,273,714
4,141,324
Automobile Components 0.2%
Continental AG ....................................... Germany 20,707 1,691,726
Automobiles 4.1%
Bayerische Motoren Werke AG ........................... Germany 82,261 8,560,302
Mazda Motor Corp. .................................... Japan 299,700 3,633,398
Stellantis NV ......................................... United States 529,840 11,671,682
Subaru Corp. ........................................ Japan 321,500 6,413,704
Toyota Motor Corp. .................................... Japan 352,400 7,036,660
37,315,746
Banks 7.9%
a
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 221,687 3,262,957
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,153,892 10,800,783
Credit Agricole SA ..................................... France 586,206 8,398,089
Erste Group Bank AG .................................. Austria 108,206 4,661,773
HSBC Holdings plc .................................... United Kingdom 567,073 4,427,887
Intesa Sanpaolo SpA ................................... Italy 1,086,973 3,349,595
Japan Post Bank Co. Ltd. ............................... Japan 89,000 925,587
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 97,400 912,302
NatWest Group plc .................................... United Kingdom 1,640,963 4,631,390
Standard Chartered plc ................................. United Kingdom 946,201 7,151,521
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 218,900 11,385,729
UniCredit SpA ........................................ Italy 397,546 11,646,015
71,553,628
Beverages 1.4%
Asahi Group Holdings Ltd. ............................... Japan 239,000 8,883,144
Coca-Cola HBC AG ................................... Italy 123,202 3,622,024
12,505,168
Broadline Retail 0.8%
Next plc ............................................ United Kingdom 60,119 6,418,600
Wesfarmers Ltd. ...................................... Australia 34,524 1,307,073
7,725,673
Building Products 1.7%
Cie de Saint-Gobain SA ................................ France 150,920 10,672,020
Kingspan Group plc ................................... Ireland 59,438 4,827,800
15,499,820
Capital Markets 3.5%
3i Group plc ......................................... United Kingdom 353,057 11,053,303
Deutsche Bank AG .................................... Germany 752,514 9,721,674
b,c
Futu Holdings Ltd., ADR ................................ Hong Kong 31,500 1,471,680
Hargreaves Lansdown plc ............................... United Kingdom 197,022 1,901,297
Partners Group Holding AG .............................. Switzerland 4,762 6,426,261
Singapore Exchange Ltd. ............................... Singapore 136,000 949,816
31,524,031

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 3.0%
Air Liquide SA ........................................ France 23,451 $ 4,388,871
BASF SE ........................................... Germany 30,539 1,460,021
ICL Group Ltd. ....................................... Israel 288,873 1,315,357
Mitsubishi Chemical Group Corp. ......................... Japan 149,400 900,844
Nitto Denko Corp. ..................................... Japan 78,100 6,479,009
Shin-Etsu Chemical Co. Ltd. ............................. Japan 231,200 9,100,539
b
Syensqo SA ......................................... Belgium 39,312 3,504,869
27,149,510
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 93,397 890,586
Dai Nippon Printing Co. Ltd. ............................. Japan 30,200 873,987
1,764,573
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 306,687 1,700,211
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA .............. Spain 110,676 4,367,735
Eiffage SA ........................................... France 15,502 1,622,127
5,989,862
Construction Materials 0.7%
CRH plc ............................................ United States 85,459 6,063,077
Consumer Staples Distribution & Retail 2.5%
Carrefour SA ......................................... France 76,540 1,306,834
Jeronimo Martins SGPS SA ............................. Portugal 64,701 1,471,652
Koninklijke Ahold Delhaize NV ............................ Netherlands 333,806 9,388,551
MatsukiyoCocokara & Co. ............................... Japan 44,800 814,320
Tesco plc ........................................... United Kingdom 2,598,035 9,415,034
22,396,391
Containers & Packaging 0.6%
Smurfit Kappa Group plc ................................ Ireland 139,775 5,209,168
Diversified Consumer Services 0.1%
Pearson plc ......................................... United Kingdom 70,808 868,725
Diversified REITs 0.3%
Stockland ........................................... Australia 865,415 2,555,862
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG .................................. Germany 138,372 3,397,046
HKT Trust & HKT Ltd. .................................. Hong Kong 744,000 893,738
Swisscom AG ........................................ Switzerland 12,298 7,359,401
Telenor ASA ......................................... Norway 338,787 3,759,665
15,409,850
Electric Utilities 1.6%
BKW AG ............................................ Switzerland 11,226 1,783,872
Chubu Electric Power Co., Inc. ........................... Japan 365,400 4,740,221
Endesa SA .......................................... Spain 145,505 2,883,005
Kansai Electric Power Co., Inc. (The) ...................... Japan 383,500 5,231,759
14,638,857
Electrical Equipment 1.5%
ABB Ltd. ............................................ Switzerland 122,751 5,195,025
Mitsubishi Electric Corp. ................................ Japan 232,700 3,453,338

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Prysmian SpA ........................................ Italy 123,838 $ 5,450,597
14,098,960
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. .......................................... Japan 63,300 2,045,521
Keyence Corp. ....................................... Japan 3,900 1,744,851
TDK Corp. .......................................... Japan 94,300 4,691,881
Yokogawa Electric Corp. ................................ Japan 119,400 2,346,295
10,828,548
Entertainment 0.6%
Capcom Co. Ltd. ...................................... Japan 95,600 3,646,068
Nintendo Co. Ltd. ..................................... Japan 26,500 1,480,579
5,126,647
Financial Services 1.3%
Eurazeo SE ......................................... France 23,405 1,993,828
EXOR NV ........................................... Netherlands 52,123 5,043,498
Industrivarden AB, A ................................... Sweden 69,796 2,197,444
Investor AB, B ........................................ Sweden 93,114 2,192,475
11,427,245
Food Products 2.8%
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 404 5,135,606
MEIJI Holdings Co. Ltd. ................................. Japan 89,500 2,164,523
Nestle SA ........................................... United States 106,925 12,186,993
Nissin Foods Holdings Co. Ltd. ........................... Japan 93,600 3,028,089
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 4,666,500 2,753,213
25,268,424
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................... Japan 202,900 4,660,995
Health Care Equipment & Supplies 2.5%
BioMerieux .......................................... France 20,118 2,165,466
Cochlear Ltd. ........................................ Australia 30,842 6,121,030
b
Demant A/S ......................................... Denmark 55,502 2,514,379
Hoya Corp. .......................................... Japan 88,200 11,203,974
Straumann Holding AG ................................. Switzerland 5,499 835,499
22,840,348
Health Care Providers & Services 0.2%
Sonic Healthcare Ltd. .................................. Australia 96,460 2,011,364
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 41,400 653,292
Hotels, Restaurants & Leisure 1.7%
Aristocrat Leisure Ltd. .................................. Australia 97,949 2,824,146
InterContinental Hotels Group plc ......................... United Kingdom 83,371 7,900,283
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 54,486 2,208,720
Zensho Holdings Co. Ltd. ............................... Japan 51,900 2,541,477
15,474,626
Household Durables 0.7%
Panasonic Holdings Corp. ............................... Japan 517,200 4,871,393
Sekisui House Ltd. .................................... Japan 57,700 1,302,531
6,173,924

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 27,942 $ 1,031,872
Industrial Conglomerates 2.0%
Hitachi Ltd. .......................................... Japan 161,300 12,670,171
Siemens AG ......................................... Germany 32,883 5,887,387
18,557,558
Industrial REITs 0.5%
Goodman Group ...................................... Australia 288,988 4,797,328
Insurance 4.2%
Ageas SA/NV ........................................ Belgium 50,293 2,161,391
AIA Group Ltd. ....................................... Hong Kong 330,600 2,592,704
Assicurazioni Generali SpA .............................. Italy 164,725 3,674,847
AXA SA ............................................. France 28,723 964,186
Japan Post Insurance Co. Ltd. ........................... Japan 93,500 1,750,496
Medibank Pvt Ltd. ..................................... Australia 487,938 1,221,715
MS&AD Insurance Group Holdings, Inc. .................... Japan 231,200 9,547,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 25,168 10,715,488
NN Group NV ........................................ Netherlands 138,901 5,693,833
38,322,009
Interactive Media & Services 0.5%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 504,751 4,644,016
IT Services 0.6%
NEC Corp. .......................................... Japan 54,100 3,535,150
Otsuka Corp. ........................................ Japan 49,400 2,078,643
5,613,793
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 82,300 1,782,005
Life Sciences Tools & Services 0.5%
b
QIAGEN NV ......................................... United States 109,496 4,751,103
Machinery 3.4%
Atlas Copco AB, A ..................................... Sweden 602,165 9,610,760
Komatsu Ltd. ........................................ Japan 261,100 7,428,284
Makita Corp. ......................................... Japan 123,500 3,324,002
Rational AG ......................................... Germany 2,783 2,138,058
Schindler Holding AG .................................. Switzerland 12,915 3,075,011
Toyota Industries Corp. ................................. Japan 23,300 1,970,693
Wartsila OYJ Abp ..................................... Finland 236,615 3,490,762
31,037,570
Marine Transportation 0.3%
AP Moller - Maersk A/S, A ............................... Denmark 1,538 2,789,034
Media 0.6%
Publicis Groupe SA .................................... France 51,099 5,120,263
Metals & Mining 3.8%
ArcelorMittal SA ...................................... Luxembourg 275,277 7,581,837
BHP Group Ltd. ...................................... Australia 193,079 5,907,516
BlueScope Steel Ltd. ................................... Australia 251,593 3,841,694
Fortescue Ltd. ........................................ Australia 410,532 7,934,854
JFE Holdings, Inc. ..................................... Japan 267,800 4,228,247
Pilbara Minerals Ltd. ................................... Australia 1,502,065 3,421,465
voestalpine AG ....................................... Austria 57,331 1,705,853
34,621,466

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 0.5%
Centrica plc ......................................... United Kingdom 2,781,153 $ 4,867,543
Oil, Gas & Consumable Fuels 4.3%
BP plc .............................................. United Kingdom 1,657,017 9,678,432
Inpex Corp. .......................................... Japan 241,300 3,279,861
Repsol SA ........................................... Spain 596,729 8,813,479
Shell plc ............................................ Netherlands 238,374 7,390,732
TotalEnergies SE ..................................... France 151,218 9,811,262
38,973,766
Paper & Forest Products 0.2%
Mondi plc ........................................... Austria 106,626 1,910,848
Passenger Airlines 0.1%
b
Qantas Airways Ltd. ................................... Australia 230,701 831,825
Personal Care Products 2.4%
Beiersdorf AG ........................................ Germany 50,570 7,401,080
L'Oreal SA .......................................... France 29,650 14,190,449
21,591,529
Pharmaceuticals 10.7%
AstraZeneca plc ...................................... United Kingdom 52,310 6,935,642
Chugai Pharmaceutical Co. Ltd. .......................... Japan 237,700 8,550,122
GSK plc ............................................ United States 577,993 11,432,296
Hikma Pharmaceuticals plc .............................. Jordan 56,516 1,378,933
Ipsen SA ............................................ France 20,786 2,396,829
Novartis AG ......................................... Switzerland 179,322 18,548,668
Novo Nordisk A/S, B ................................... Denmark 231,184 26,427,470
Otsuka Holdings Co. Ltd. ............................... Japan 194,100 7,629,745
Roche Holding AG .................................... United States 24,238 6,902,555
Shionogi & Co. Ltd. .................................... Japan 144,100 6,916,285
97,118,545
Professional Services 1.3%
Adecco Group AG ..................................... Switzerland 18,447 797,890
Randstad NV ........................................ Netherlands 58,839 3,345,909
Recruit Holdings Co. Ltd. ............................... Japan 60,500 2,389,673
RELX plc ........................................... United Kingdom 65,345 2,697,267
Wolters Kluwer NV .................................... Netherlands 18,563 2,736,757
11,967,496
Real Estate Management & Development 1.2%
CK Asset Holdings Ltd. ................................. Hong Kong 358,500 1,617,675
Daiwa House Industry Co. Ltd. ........................... Japan 165,000 5,102,122
Hulic Co. Ltd. ........................................ Japan 178,900 1,975,476
Swire Pacific Ltd., A ................................... Hong Kong 230,500 1,783,386
10,478,659
Retail REITs 0.3%
Klepierre SA ......................................... France 89,531 2,318,233
Semiconductors & Semiconductor Equipment 4.0%
ASM International NV .................................. Netherlands 1,895 1,050,370
ASML Holding NV ..................................... Netherlands 16,607 14,409,369
BE Semiconductor Industries NV .......................... Netherlands 41,839 6,288,076
Disco Corp. .......................................... Japan 19,800 5,342,817
STMicroelectronics NV ................................. Singapore 219,254 9,627,788
36,718,420

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.6%
b
Check Point Software Technologies Ltd. .................... Israel 32,127 $ 5,105,944
Oracle Corp. Japan .................................... Japan 20,100 1,584,064
Sage Group plc (The) .................................. United Kingdom 500,660 7,454,375
SAP SE ............................................ Germany 30,066 5,209,313
b
Xero Ltd. ............................................ New Zealand 62,078 4,443,796
23,797,492
Specialty Retail 1.1%
Industria de Diseno Textil SA ............................. Spain 241,697 10,335,285
Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp. ............................... Japan 30,300 1,920,564
Logitech International SA ............................... Switzerland 14,378 1,205,634
Seiko Epson Corp. .................................... Japan 123,900 1,808,619
4,934,817
Textiles, Apparel & Luxury Goods 2.9%
Burberry Group plc .................................... United Kingdom 159,525 2,627,891
Hermes International SCA ............................... France 1,905 4,019,274
LVMH Moet Hennessy Louis Vuitton SE .................... France 9,869 8,212,349
Pandora A/S ......................................... Denmark 46,670 6,819,824
Swatch Group AG (The), I ............................... Switzerland 12,823 3,011,013
Swatch Group AG (The), N .............................. Switzerland 26,826 1,220,841
25,911,192
Tobacco 0.6%
Japan Tobacco, Inc. ................................... Japan 196,800 5,187,134
Trading Companies & Distributors 2.5%
Marubeni Corp. ....................................... Japan 261,400 4,458,614
Mitsubishi Corp. ...................................... Japan 614,200 10,585,705
Toyota Tsusho Corp. ................................... Japan 113,100 7,411,604
22,455,923
Transportation Infrastructure 0.2%
a
Aena SME SA, 144A, Reg S ............................. Spain 9,210 1,629,466
Total Common Stocks (Cost $740,972,590) .....................................
891,088,119
Preferred Stocks 0.5%
Household Products 0.5%
d
Henkel AG & Co. KGaA, 2.61% ........................... Germany 55,382 4,245,894
Total Preferred Stocks (Cost $3,989,407) .......................................
4,245,894
Rights
Rights 0.0%
Tobacco 0.0%
b,e
Swedish Match AB, 2/23/28 .............................. Sweden 314,685 —
Total Rights (Cost $3,314,738) ................................................
—
Total Long Term Investments (Cost $748,276,735) ...............................
895,334,013
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.003% .... United States 4,488,053 $ 4,488,053
Total Money Market Funds (Cost $4,488,053) ...................................
4,488,053
Total Short Term Investments (Cost $4,488,053 ) .................................
4,488,053
a
Total Investments (Cost $752,764,788) 99.3% ...................................
$899,822,066
Other Assets, less Liabilities 0.7% .............................................
6,403,536
Net Assets 100.0% ...........................................................
$906,225,602
a a a
See Abbreviations on page 44 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $14,498,372, representing 1.6% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
January 31, 2024, the aggregate value of this security was $1,471,680, representing 0.2% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $13.64 $13.12 $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.20 0.24 0.21 0.21
Net realized and unrealized gains (losses) ........... 1.10 0.94 (0.81) 3.74 1.27
Total from investment operations .................... 1.19 1.14 (0.57) 3.95 1.48
Less distributions from:
Net investment income .......................... (0.03) (0.21) (0.20) (0.20) (0.17)
Net realized gains ............................. — (0.41) (1.10) (0.07) —
Total distributions ............................... (0.03) (0.62) (1.30) (0.27) (0.17)
Net asset value, end of period ...................... $14.80 $13.64 $13.12 $14.99 $11.31
Total return
d
................................... 8.78% 9.31% (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.01% 0.01% 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... —% —%
f
—%
f
—%
f
—%
f
Net investment income ........................... 1.35% 1.59% 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of period (000’s) .................... $2,016,271 $1,802,029 $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ............................ 43.19% 95.10% 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2024
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.2%
Aerospace & Defense 0.3%
Curtiss-Wright Corp. ................................................. 17,010 $ 3,785,916
Textron, Inc. ....................................................... 24,734 2,095,217
5,881,133
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. .......................................... 20,836 1,752,099
Expeditors International of Washington, Inc. ............................... 71,196 8,994,191
10,746,290
Automobiles 2.1%
General Motors Co. .................................................. 553,645 21,481,426
a
Tesla, Inc. ......................................................... 98,058 18,365,283
Thor Industries, Inc. ................................................. 23,475 2,653,144
42,499,853
Banks 1.6%
First Citizens BancShares , Inc., A ....................................... 4,895 7,391,450
JPMorgan Chase & Co. ............................................... 126,627 22,078,684
Wells Fargo & Co. ................................................... 38,628 1,938,353
31,408,487
Beverages 1.2%
a
Celsius Holdings, Inc. ................................................ 36,579 1,825,292
Molson Coors Beverage Co., B ......................................... 85,098 5,258,205
PepsiCo, Inc. ...................................................... 106,107 17,882,213
24,965,710
Biotechnology 6.3%
AbbVie, Inc. ....................................................... 194,491 31,974,320
Amgen, Inc. ....................................................... 52,941 16,637,239
a
Exelixis , Inc. ....................................................... 144,315 3,140,295
Gilead Sciences, Inc. ................................................ 279,134 21,845,027
a
Regeneron Pharmaceuticals, Inc. ....................................... 25,527 24,066,345
a
United Therapeutics Corp. ............................................. 19,859 4,265,316
a
Vertex Pharmaceuticals, Inc. ........................................... 56,893 24,656,288
126,584,830
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................................... 378,392 58,726,438
a
Building Products 0.7%
a
Builders FirstSource , Inc. ............................................. 56,943 9,892,707
Owens Corning ..................................................... 21,186 3,210,315
13,103,022
Capital Markets 1.7%
Affiliated Managers Group, Inc. ......................................... 14,679 2,184,822
Bank of New York Mellon Corp. (The) .................................... 90,161 5,000,329
Cboe Global Markets, Inc. ............................................. 10,311 1,895,677
Evercore, Inc., A .................................................... 15,671 2,691,181
MSCI, Inc., A ....................................................... 3,413 2,043,090
SEI Investments Co. ................................................. 45,176 2,856,930
State Street Corp. ................................................... 150,310 11,103,400
T Rowe Price Group, Inc. ............................................. 18,673 2,025,087
XP, Inc., A ......................................................... 156,410 3,844,558
33,645,074

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals 0.5%
CF Industries Holdings, Inc. ........................................... 90,401 $ 6,826,180
LyondellBasell Industries NV, A ......................................... 18,711 1,761,079
Mosaic Co. (The) ................................................... 50,820 1,560,682
10,147,941
Commercial Services & Supplies 0.1%
a
Copart, Inc. ........................................................ 40,866 1,963,203
a
Communications Equipment 2.4%
a
Arista Networks, Inc. ................................................. 40,120 10,378,242
Cisco Systems, Inc. ................................................. 561,375 28,169,797
a
F5, Inc. ........................................................... 29,288 5,380,206
Motorola Solutions, Inc. ............................................... 15,836 5,059,602
48,987,847
Construction & Engineering 0.2%
EMCOR Group, Inc. ................................................. 21,185 4,832,510
Consumer Finance 0.4%
Synchrony Financial ................................................. 191,029 7,425,297
Consumer Staples Distribution & Retail 2.6%
Albertsons Cos., Inc., A ............................................... 182,880 3,880,714
Casey's General Stores, Inc. ........................................... 16,971 4,605,251
Kroger Co. (The) .................................................... 319,695 14,750,727
Walmart, Inc. ...................................................... 180,861 29,887,280
53,123,972
Containers & Packaging 0.2%
Packaging Corp. of America ........................................... 23,252 3,857,042
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 68,543 3,210,554
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................................... 255,928 4,527,366
Electric Utilities 0.4%
Constellation Energy Corp. ............................................ 15,350 1,872,700
Edison International ................................................. 27,473 1,853,878
Entergy Corp. ...................................................... 18,473 1,842,867
OGE Energy Corp. .................................................. 54,197 1,801,508
7,370,953
Electrical Equipment 1.0%
Acuity Brands, Inc. .................................................. 14,082 3,353,769
Eaton Corp. plc ..................................................... 8,379 2,061,904
Emerson Electric Co. ................................................ 18,467 1,693,978
Hubbell, Inc., B ..................................................... 24,786 8,317,438
nVent Electric plc ................................................... 70,872 4,255,155
19,682,244
Electronic Equipment, Instruments & Components 0.7%
a
Arrow Electronics, Inc. ............................................... 14,270 1,586,111
Jabil, Inc. ......................................................... 64,084 8,029,084
TD Synnex Corp. ................................................... 18,057 1,805,339
Vontier Corp. ....................................................... 61,311 2,120,747
13,541,281

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Energy Equipment & Services 0.1%
TechnipFMC plc .................................................... 99,535 $ 1,925,007
Entertainment 1.8%
Electronic Arts, Inc. .................................................. 117,836 16,211,877
a
Netflix, Inc. ........................................................ 17,636 9,948,644
a
Spotify Technology SA ................................................ 49,153 10,585,098
36,745,619
Financial Services 5.5%
a
Berkshire Hathaway, Inc., B ............................................ 129,529 49,705,458
Mastercard, Inc., A .................................................. 46,827 21,036,093
MGIC Investment Corp. ............................................... 130,632 2,591,739
Visa, Inc., A ........................................................ 127,543 34,852,400
Western Union Co. (The) .............................................. 163,754 2,058,388
110,244,078
Food Products 0.4%
Bunge Global SA ................................................... 72,720 6,405,905
Ingredion, Inc. ...................................................... 18,292 1,967,670
8,373,575
Ground Transportation 0.9%
Landstar System, Inc. ................................................ 16,243 3,114,108
Ryder System, Inc. .................................................. 20,268 2,301,837
a
Saia, Inc. ......................................................... 12,082 5,443,908
a
Uber Technologies, Inc. ............................................... 54,574 3,562,045
a
XPO, Inc. ......................................................... 50,292 4,296,948
18,718,846
Health Care Equipment & Supplies 1.9%
Abbott Laboratories .................................................. 86,626 9,801,732
a
Boston Scientific Corp. ............................................... 371,231 23,484,073
a
IDEXX Laboratories, Inc. .............................................. 4,861 2,503,804
Stryker Corp. ...................................................... 6,387 2,142,711
37,932,320
Health Care Providers & Services 2.8%
Cardinal Health, Inc. ................................................. 114,559 12,508,697
McKesson Corp. .................................................... 44,545 22,267,600
a
Molina Healthcare, Inc. ............................................... 20,404 7,272,802
UnitedHealth Group, Inc. .............................................. 26,280 13,448,527
55,497,626
Health Care Technology 0.1%
a
Veeva Systems, Inc., A ............................................... 8,748 1,814,423
a
Hotels, Restaurants & Leisure 2.4%
a
Booking Holdings, Inc. ............................................... 7,122 24,980,201
Domino's Pizza, Inc. ................................................. 16,489 7,027,942
a
Expedia Group, Inc. ................................................. 13,635 2,022,480
a
Royal Caribbean Cruises Ltd. .......................................... 105,525 13,454,437
47,485,060
Household Durables 2.0%
Lennar Corp., A ..................................................... 122,537 18,362,169
a
NVR, Inc. ......................................................... 912 6,452,665
PulteGroup, Inc. .................................................... 106,365 11,121,524

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
Toll Brothers, Inc. ................................................... 51,528 $ 5,119,307
41,055,665
Household Products 0.3%
Colgate-Palmolive Co. ............................................... 45,451 3,826,974
Procter & Gamble Co. (The) ........................................... 12,247 1,924,494
5,751,468
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp. ........................................................ 161,973 6,645,752
Industrial Conglomerates 1.3%
General Electric Co. ................................................. 202,898 26,867,753
Industrial REITs 0.1%
STAG Industrial, Inc. ................................................. 49,313 1,821,622
Insurance 1.3%
Aflac, Inc. ......................................................... 93,059 7,848,596
American International Group, Inc. ...................................... 28,017 1,947,462
Hartford Financial Services Group, Inc. (The) .............................. 24,043 2,090,779
Loews Corp. ....................................................... 90,609 6,601,772
Old Republic International Corp. ........................................ 122,131 3,424,553
Primerica, Inc. ...................................................... 15,330 3,589,673
25,502,835
Interactive Media & Services 6.1%
a
Alphabet, Inc., A .................................................... 224,924 31,511,852
a
Alphabet, Inc., C .................................................... 233,830 33,157,094
a
Meta Platforms, Inc., A ............................................... 149,556 58,347,778
123,016,724
IT Services 0.6%
a
Akamai Technologies, Inc. ............................................. 16,584 2,043,646
a
Gartner, Inc. ....................................................... 5,127 2,345,295
a
VeriSign, Inc. ...................................................... 37,907 7,538,944
11,927,885
Life Sciences Tools & Services 0.6%
a
Medpace Holdings, Inc. ............................................... 10,590 3,087,832
West Pharmaceutical Services, Inc. ...................................... 21,644 8,073,862
11,161,694
Machinery 0.9%
Allison Transmission Holdings, Inc. ...................................... 40,881 2,474,936
Crane Co. ......................................................... 17,788 2,207,669
ITT, Inc. .......................................................... 35,284 4,261,602
Oshkosh Corp. ..................................................... 19,132 2,106,433
Snap-on, Inc. ...................................................... 24,979 7,242,161
18,292,801
Media 1.5%
Comcast Corp., A ................................................... 585,902 27,267,879
New York Times Co. (The), A ........................................... 42,143 2,046,464
29,314,343
Metals & Mining 1.9%
Nucor Corp. ....................................................... 118,847 22,216,070

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Co. ......................................... 26,589 $ 7,589,032
Steel Dynamics, Inc. ................................................. 75,959 9,167,492
38,972,594
Multi-Utilities 1.1%
Consolidated Edison, Inc. ............................................. 155,676 14,150,948
Public Service Enterprise Group, Inc. .................................... 132,547 7,686,401
21,837,349
Office REITs 0.1%
Kilroy Realty Corp. .................................................. 48,324 1,728,066
Oil, Gas & Consumable Fuels 4.5%
Cheniere Energy, Inc. ................................................ 85,591 14,036,068
Exxon Mobil Corp. ................................................... 98,575 10,134,496
HF Sinclair Corp. ................................................... 61,979 3,501,194
Marathon Petroleum Corp. ............................................ 142,520 23,601,312
Phillips 66 ......................................................... 110,821 15,992,578
Valero Energy Corp. ................................................. 163,694 22,737,097
90,002,745
Pharmaceuticals 1.7%
Eli Lilly & Co. ...................................................... 21,873 14,121,428
Merck & Co., Inc. ................................................... 173,785 20,989,752
35,111,180
Professional Services 1.1%
Robert Half, Inc. .................................................... 52,567 4,181,179
Science Applications International Corp. .................................. 15,775 2,013,837
Verisk Analytics, Inc., A ............................................... 69,721 16,839,713
23,034,729
Residential REITs 0.2%
Apartment Income REIT Corp., A ........................................ 64,795 2,118,148
Essex Property Trust, Inc. ............................................. 8,722 2,034,581
4,152,729
Retail REITs 1.1%
Brixmor Property Group, Inc. ........................................... 83,707 1,878,385
Simon Property Group, Inc. ............................................ 150,295 20,832,390
22,710,775
Semiconductors & Semiconductor Equipment 10.0%
Applied Materials, Inc. ................................................ 156,733 25,751,232
Broadcom, Inc. ..................................................... 37,208 43,905,440
a
Cirrus Logic, Inc. .................................................... 24,129 1,862,759
KLA Corp. ......................................................... 39,912 23,709,324
Lam Research Corp. ................................................. 24,711 20,390,776
NVIDIA Corp. ...................................................... 135,223 83,198,655
QUALCOMM, Inc. ................................................... 15,847 2,353,438
201,171,624
Software 11.2%
a
Adobe, Inc. ........................................................ 49,906 30,830,929
a
AppLovin Corp., A ................................................... 93,421 3,842,406
a
Cadence Design Systems, Inc. ......................................... 78,526 22,651,610
a
Dropbox, Inc., A .................................................... 116,361 3,686,316

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Fair Isaac Corp. .................................................... 12,122 $ 14,532,217
Intuit, Inc. ......................................................... 13,106 8,274,211
a
Manhattan Associates, Inc. ............................................ 26,560 6,442,394
Microsoft Corp. ..................................................... 329,220 130,891,287
a
Splunk, Inc. ........................................................ 12,291 1,885,071
a
Synopsys, Inc. ..................................................... 5,499 2,932,892
225,969,333
Specialized REITs 0.1%
Public Storage ..................................................... 7,176 2,032,172
Weyerhaeuser Co. .................................................. 28,621 937,910
2,970,082
Specialty Retail 1.8%
a
AutoZone, Inc. ..................................................... 722 1,994,258
Best Buy Co., Inc. ................................................... 95,054 6,890,464
Murphy USA, Inc. ................................................... 8,778 3,094,421
a
O'Reilly Automotive, Inc. .............................................. 11,273 11,532,843
TJX Cos., Inc. (The) ................................................. 62,220 5,905,300
a
Ulta Beauty, Inc. .................................................... 4,444 2,231,110
Williams-Sonoma, Inc. ............................................... 28,828 5,575,047
37,223,443
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. ........................................................ 655,326 120,842,114
NetApp, Inc. ....................................................... 89,217 7,779,723
128,621,837
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 11,585 8,731,962
Ralph Lauren Corp., A ................................................ 15,743 2,261,797
10,993,759
Tobacco 0.1%
Altria Group, Inc. .................................................... 45,816 1,838,138
Trading Companies & Distributors 0.3%
a
Core & Main, Inc., A ................................................. 59,146 2,443,321
WW Grainger, Inc. ................................................... 4,961 4,443,270
6,886,591
Total Common Stocks (Cost $1,497,372,068) ....................................
1,999,551,117
a a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.8%
a a
Shares
a
Value
a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.003% .................. 15,495,920 $ 15,495,920
Total Money Market Funds (Cost $15,495,920) ..................................
15,495,920
Total Short Term Investments (Cost $15,495,920 ) ................................
15,495,920
a
Total Investments (Cost $1,512,867,988) 100.0% ................................
$2,015,047,037
Other Assets, less Liabilities 0.0%
†
............................................
1,223,797
Net Assets 100.0% ...........................................................
$2,016,270,834
See Abbreviations on page 44 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $126,959,367 $748,276,735 $1,497,372,068
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,582,496 4,488,053 15,495,920
Value - Unaffiliated issuers ................................ $133,442,828 $895,334,013 $1,999,551,117
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,582,496 4,488,053 15,495,920
Cash .................................................. — — 50,003
Foreign currency, at value (cost $18,190, $2,897 and $– , respectively) . 18,182 2,885 —
Receivables:
Investment securities sold ................................. 668 15,798 47,086,159
Capital shares sold ...................................... 5,030,080 18,414,618 990,671
Dividends ............................................. 307,130 2,884,436 996,127
European Union tax reclaims (Note 1 c ) ....................... — 459,376 —
Affiliates .............................................. 34,477 35,872 58,822
Total assets ........................................ 140,415,861 921,635,051 2,064,228,819
Liabilities:
Payables:
Investment securities purchased ............................ 5,489,851 13,304,589 —
Capital shares redeemed ................................. 46,340 2,011,707 47,909,179
Trustees' fees and expenses ............................... 298 1,679 2,981
Deferred tax ............................................. 531,056 — —
Accrued expenses and other liabilities ......................... 80,244 91,474 45,825
Total liabilities ....................................... 6,147,789 15,409,449 47,957,985
Net assets, at value ............................... $134,268,072 $906,225,602 $2,016,270,834
Net assets consist of:
Paid-in capital ........................................... $145,397,657 $792,944,165 $1,581,151,457
Total distributable earnings (losses) ........................... (11,129,585) 113,281,437 435,119,377
Net assets, at value ............................... $134,268,072 $906,225,602 $2,016,270,834
Shares outstanding ....................................... 14,595,768 77,943,128 136,206,168
Net asset value per share
a
.................................. $9.20 $11.63 $14.80
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $152,131, $685,242 and $1,617, respectively)
Unaffiliated issuers ...................................... $1,203,882 $8,288,747 $11,977,840
Non-controlled affiliates (Note 3d) ........................... 24,750 231,894 355,200
Other income
a
........................................... 1,792 236,396
b
27,553
Total investment income ................................. 1,230,424 8,757,037 12,360,593
Expenses:
Custodian fees ........................................... 31,033 33,827 5,894
Reports to shareholders fees ................................ 805 786 786
Registration and filing fees .................................. 24,068 27,304 29,583
Professional fees ......................................... 48,917 30,939 52,873
Trustees' fees and expenses ................................ 1,005 6,880 13,703
Interest expense ......................................... 1,106 634 —
Other .................................................. 7,145 16,487 12,100
Total expenses ....................................... 114,079 116,857 114,939
Expenses waived/paid by affiliates (Note 3d and 3e) ............ (114,079) (116,857) (114,939)
Net expenses ....................................... — — —
Net investment income .............................. 1,230,424 8,757,037 12,360,593
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $35,532, $– and $–, respectively)
Unaffiliated issuers .................................... 831,633 10,832,147 21,867,593
Foreign currency transactions .............................. (59,723) (361,221) —
Net realized gain (loss) ................................ 771,910 10,470,926 21,867,593
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (5,617,315) 15,514,600 135,520,360
Translation of other assets and liabilities denominated in foreign currencies ........................................... 15,132 9,105 —
Change in deferred taxes on unrealized appreciation ............. (326,254) — —
Net change in unrealized appreciation (depreciation) .......... (5,928,437) 15,523,705 135,520,360
Net realized and unrealized gain (loss) .......................... (5,156,527) 25,994,631 157,387,953
Net increase (decrease) in net assets resulting from operations ........ $(3,926,103) $34,751,668 $169,748,546
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e) .
b
Other income includes income from EU reclaims (See Note 1c) .

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,230,424 $4,372,569 $8,757,037 $29,986,194
Net realized gain (loss) ............ 771,910 (8,600,365) 10,470,926 (5,445,444)
Net change in unrealized appreciation
(depreciation) ................. (5,928,437) 15,877,054 15,523,705 97,742,063
Net increase (decrease) in net
assets resulting from operations . (3,926,103) 11,649,258 34,751,668 122,282,813
Distributions to shareholders ......... (3,235,867) (4,506,203) (16,118,440) (30,622,815)
Capital share transactions (Note 2 ) ..... 15,203,915 9,954,236 (56,572,537) 51,747,446
Net increase (decrease) in net
assets ..................... 8,041,945 17,097,291 (37,939,309) 143,407,444
Net assets:
Beginning of period ................ 126,226,127 109,128,836 944,164,911 800,757,467
End of period ..................... $134,268,072 $126,226,127 $906,225,602 $944,164,911

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,360,593 $29,578,197
Net realized gain (loss) ................................................. 21,867,593 (62,038,682)
Net change in unrealized appreciation (depreciation) ........................... 135,520,360 186,885,919
Net increase (decrease) in net assets resulting from operations ................ 169,748,546 154,425,434
Distributions to shareholders .............................................. (4,217,148) (91,270,972)
Capital share transactions (Note 2 ) .......................................... 48,710,806 (314,989,416)
Net increase (decrease) in net assets ................................... 214,242,204 (251,834,954)
Net assets:
Beginning of period ..................................................... 1,802,028,630 2,053,863,584
End of period .......................................................... $2,016,270,834 $1,802,028,630

Franklin Fund Allocator Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
When a capital gain tax is determined to apply, certain
or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Six Months ended January 31, 2024
Shares sold ................................... 1,755,470 $16,030,195 6,683,188 $75,030,443
Shares issued in reinvestment of distributions .......... 365,464 3,235,867 1,575,372 16,118,440
Shares redeemed ............................... (443,188) (4,062,147) (13,629,026) (147,721,420)
Net increase (decrease) .......................... 1,677,746 $15,203,915 (5,370,466) $(56,572,537)
Year ended July 31, 2023
Shares sold ................................... 1,550,202 $13,989,446 15,474,480 $163,181,228
Shares issued in reinvestment of distributions .......... 502,987 4,506,203 2,946,671 30,622,815
Shares redeemed ............................... (957,954) (8,541,413) (13,775,976) (142,056,597)
Net increase (decrease) .......................... 1,095,235 $9,954,236 4,645,175 $51,747,446
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended January 31,
2024, investments in affiliated management investment companies were as follows:
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Six Months ended January 31, 2024
Shares sold ................................... 15,597,154 $209,554,653
Shares issued in reinvestment of distributions .......... 330,499 4,217,148
Shares redeemed ............................... (11,837,455) (165,060,995)
Net increase (decrease) .......................... 4,090,198 $48,710,806
Year ended July 31, 2023
Shares sold ................................... 6,260,327 $78,691,449
Shares issued in reinvestment of distributions .......... 7,452,212 91,270,972
Shares redeemed ............................... (38,143,023) (484,951,837)
Net increase (decrease) .......................... (24,430,484) $(314,989,416)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2024, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $1,411,873 $15,281,415 $(15,110,792) $— $— $1,582,496 1,582,496 $24,750
Total Affiliated Securities ... $1,411,873 $15,281,415 $(15,110,792) $— $— $1,582,496 $24,750
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $7,035,498 $97,326,232 $(99,873,677) $— $— $4,488,053 4,488,053 $231,894
Total Affiliated Securities ... $7,035,498 $97,326,232 $(99,873,677) $— $— $4,488,053 $231,894
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $15,977,991 $168,083,794 $(168,565,865) $— $— $15,495,920 15,495,920 $355,200
Total Affiliated Securities ... $15,977,991 $168,083,794 $(168,565,865) $— $— $15,495,920 $355,200
3 . Transactions with Affiliates (continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Other Affiliated Transactions
At January 31, 2024, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
At January 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 4,078,158 27.9%
Franklin Moderate Allocation Fund 3,938,120 27.0%
Franklin Conservative Allocation Fund 1,487,596 10.2%
Superior Officer Council Balanced Fund 1,446,260 9.9%
Other affiliates
~
b
3,645,635 25.0%
Total
14,595,768 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 10,070,582 12.9%
Franklin Moderate Allocation Fund 9,720,771 12.5%
Superior Officer Council Balanced Fund 4,617,503 5.9%
Franklin Growth Allocation 529 Portfolio 4,327,238 5.6%
Other affiliates
~
b
49,207,034 63.1%
Total
77,943,128 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 25,795,243 18.9%
Franklin Growth Allocation Fund 20,586,216 15.1%
Franklin Conservative Allocation Fund 9,739,193 7.2%
Franklin Growth Allocation 529 Portfolio 6,840,880 5.0%
Other affiliates
~
b
73,244,636 53.8%
Total
136,206,168 100.0%
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,035,808 $ 29,902,582 $ 78,013,202
Long term ............................. 3,504,193 — 7,242,319
Total capital loss carryforwards ............ $12,540,001 $29,902,582 $85,255,521
3 . Transactions with Affiliates (continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, corporate actions and REITs.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $133,397,576 $769,508,159 $1,524,683,177
Unrealized appreciation ..................... $20,564,677 $161,358,148 $512,469,327
Unrealized depreciation ..................... (18,936,929) (31,044,241) (22,105,467)
Net unrealized appreciation (depreciation) ....... $1,627,748 $130,313,907 $490,363,860
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $54,058,681 $330,319,489 $844,287,163
Sales .................................. $40,970,059 $393,979,696 $787,269,840
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at January 31, 2024.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
6. Concentration of Risk
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 361,874 $ — $ 361,874
Air Freight & Logistics ................... — 221,961 — 221,961
Automobile Components ................. 368,814 734,642 — 1,103,456
Automobiles .......................... 312,426 3,118,308 — 3,430,734
Banks ............................... 6,211,645 13,665,754 — 19,877,399
Beverages ........................... 1,183,502 814,811 — 1,998,313
Biotechnology ......................... — 1,064,043 — 1,064,043
Broadline Retail ....................... 5,715,473 242,999 — 5,958,472
Capital Markets ........................ — 1,803,123 — 1,803,123
Chemicals ........................... 209,209 3,962,438 —
a
4,171,647
Communications Equipment .............. — 251,592 — 251,592
Construction & Engineering ............... — 861,535 — 861,535
Construction Materials .................. 781,544 349,032 — 1,130,576
Consumer Finance ..................... — 669,452 — 669,452
Consumer Staples Distribution & Retail ...... 1,275,122 938,633 — 2,213,755
Containers & Packaging ................. 124,199 — — 124,199
Diversified Consumer Services ............ — 185,098 — 185,098
Diversified REITs ...................... 156,770 — — 156,770
Diversified Telecommunication Services ..... — 1,334,091 — 1,334,091
Electric Utilities ........................ 324,630 522,568 —
a
847,198
Electrical Equipment .................... — 2,584,312 — 2,584,312
Electronic Equipment, Instruments &
Components ........................ 490,848 2,915,674 — 3,406,522
Entertainment ......................... 1,930,204 — — 1,930,204
Financial Services ...................... 174,158 1,969,571 — 2,143,729
Food Products ........................ 638,693 1,888,751 — 2,527,444
Gas Utilities .......................... — 379,037 — 379,037
Ground Transportation .................. — 222,285 — 222,285
Health Care Equipment & Supplies ......... 89,973 131,246 — 221,219
Health Care Providers & Services .......... — 1,407,428 — 1,407,428
Hotels, Restaurants & Leisure ............. 2,114,791 906,967 — 3,021,758
Household Durables .................... — 511,728 — 511,728
Household Products .................... 153,235 — — 153,235
Independent Power and Renewable Electricity
Producers .......................... 320,282 860,813 — 1,181,095
Industrial Conglomerates ................ 683,675 753,831 — 1,437,506
Insurance ............................ 2,162,194 1,714,272 — 3,876,466
Interactive Media & Services .............. 5,334,678 788,309 — 6,122,987
IT Services ........................... — 3,927,467 — 3,927,467
Life Sciences Tools & Services ............ — 698,550 — 698,550
Machinery ............................ 429,898 300,933 — 730,831
Marine Transportation ................... — 340,670 — 340,670
Media ............................... — 124,742 — 124,742
Metals & Mining ....................... 2,722,022 1,783,646 —
a
4,505,668
Oil, Gas & Consumable Fuels ............. 2,949,523 2,960,071 — 5,909,594
Paper & Forest Products ................. — 183,383 — 183,383
Passenger Airlines ..................... — 395,172 — 395,172
Personal Care Products ................. — 998,767 — 998,767
Pharmaceuticals ....................... — 2,134,167 — 2,134,167
7. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ — $ 1,434,669 $ — $ 1,434,669
Semiconductors & Semiconductor Equipment . 9,291,804 4,611,370 — 13,903,174
Software ............................. — 346,460 — 346,460
Specialty Retail ........................ 309,699 1,692,144 — 2,001,843
Technology Hardware, Storage & Peripherals . 5,554,646 2,417,845 — 7,972,491
Textiles, Apparel & Luxury Goods .......... — 1,282,139 — 1,282,139
Tobacco ............................. — 544,011 — 544,011
Transportation Infrastructure .............. 185,800 646,386 — 832,186
Wireless Telecommunication Services ....... 1,002,364 1,197,272 — 2,199,636
Preferred Stocks ......................... 4,084,965 — — 4,084,965
Short Term Investments ................... 1,582,496 — — 1,582,496
Total Investments in Securities ........... $58,869,282 $76,156,042
b
$— $135,025,324
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 12,724,354 — 12,724,354
Air Freight & Logistics ................... — 4,141,324 — 4,141,324
Automobile Components ................. — 1,691,726 — 1,691,726
Automobiles .......................... — 37,315,746 — 37,315,746
Banks ............................... — 71,553,628 — 71,553,628
Beverages ........................... — 12,505,168 — 12,505,168
Broadline Retail ....................... — 7,725,673 — 7,725,673
Building Products ...................... 4,827,800 10,672,020 — 15,499,820
Capital Markets ........................ 1,471,680 30,052,351 — 31,524,031
Chemicals ........................... 3,504,869 23,644,641 — 27,149,510
Commercial Services & Supplies ........... — 1,764,573 — 1,764,573
Communications Equipment .............. — 1,700,211 — 1,700,211
Construction & Engineering ............... — 5,989,862 — 5,989,862
Construction Materials .................. — 6,063,077 — 6,063,077
Consumer Staples Distribution & Retail ...... — 22,396,391 — 22,396,391
Containers & Packaging ................. — 5,209,168 — 5,209,168
Diversified Consumer Services ............ — 868,725 — 868,725
Diversified REITs ...................... — 2,555,862 — 2,555,862
Diversified Telecommunication Services ..... 3,759,665 11,650,185 — 15,409,850
Electric Utilities ........................ — 14,638,857 — 14,638,857
Electrical Equipment .................... — 14,098,960 — 14,098,960
Electronic Equipment, Instruments &
Components ........................ — 10,828,548 — 10,828,548
Entertainment ......................... — 5,126,647 — 5,126,647
Financial Services ...................... — 11,427,245 — 11,427,245
Food Products ........................ — 25,268,424 — 25,268,424
Gas Utilities .......................... — 4,660,995 — 4,660,995
Health Care Equipment & Supplies ......... — 22,840,348 — 22,840,348
Health Care Providers & Services .......... — 2,011,364 — 2,011,364
Health Care Technology ................. — 653,292 — 653,292
Hotels, Restaurants & Leisure ............. — 15,474,626 — 15,474,626
Household Durables .................... — 6,173,924 — 6,173,924
Independent Power and Renewable Electricity
Producers .......................... — 1,031,872 — 1,031,872
Industrial Conglomerates ................ — 18,557,558 — 18,557,558
Industrial REITs ....................... — 4,797,328 — 4,797,328
Insurance ............................ — 38,322,009 — 38,322,009
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Interactive Media & Services .............. $ — $ 4,644,016 $ — $ 4,644,016
IT Services ........................... — 5,613,793 — 5,613,793
Leisure Products ....................... — 1,782,005 — 1,782,005
Life Sciences Tools & Services ............ — 4,751,103 — 4,751,103
Machinery ............................ 9,610,760 21,426,810 — 31,037,570
Marine Transportation ................... — 2,789,034 — 2,789,034
Media ............................... — 5,120,263 — 5,120,263
Metals & Mining ....................... — 34,621,466 — 34,621,466
Multi-Utilities .......................... — 4,867,543 — 4,867,543
Oil, Gas & Consumable Fuels ............. — 38,973,766 — 38,973,766
Paper & Forest Products ................. 1,910,848 — — 1,910,848
Passenger Airlines ..................... — 831,825 — 831,825
Personal Care Products ................. 14,190,449 7,401,080 — 21,591,529
Pharmaceuticals ....................... — 97,118,545 — 97,118,545
Professional Services ................... — 11,967,496 — 11,967,496
Real Estate Management & Development .... — 10,478,659 — 10,478,659
Retail REITs .......................... — 2,318,233 — 2,318,233
Semiconductors & Semiconductor Equipment . 14,409,369 22,309,051 — 36,718,420
Software ............................. 5,105,944 18,691,548 — 23,797,492
Specialty Retail ........................ — 10,335,285 — 10,335,285
Technology Hardware, Storage & Peripherals . — 4,934,817 — 4,934,817
Textiles, Apparel & Luxury Goods .......... — 25,911,192 — 25,911,192
Tobacco ............................. — 5,187,134 — 5,187,134
Trading Companies & Distributors .......... — 22,455,923 — 22,455,923
Transportation Infrastructure .............. — 1,629,466 — 1,629,466
Preferred Stocks ......................... — 4,245,894 — 4,245,894
Rights ................................. — — —
a
—
Short Term Investments ................... 4,488,053 — — 4,488,053
Total Investments in Securities ........... $63,279,437 $836,542,629
c
$— $899,822,066
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,999,551,117 — — 1,999,551,117
Short Term Investments ................... 15,495,920 — — 15,495,920
Total Investments in Securities ........... $2,015,047,037 $— $— $2,015,047,037
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $76,156,042, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $836,542,629, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 28, 2024